CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Details - Balance sheets) - USD ($)	Jul. 31, 2024	Jul. 31, 2023
ASSETS
Cash	$ 413,129	$ 256,342
Total Assets	911,961	320,204
LIABILITIES
Total liabilities	$ 121,951	598,836
Stockholders’ equity
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	20,000,000
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 and 5,903,481 shares issued and outstanding as of July 31, 2024 and 2023, respectively	$ 1,478	$ 590
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	14,781,803	5,903,481
Common stock, shares outstanding	14,781,803	5,903,481
Additional paid-in capital	$ 962,416	$ 4,982
Accumulated deficit	(222,071)	(276,521)
Total stockholders’ equity	741,831	(270,941)
Total Liabilities and Stockholders’ Equity	$ 911,961	$ 320,204
Series A Preferred Stock [Member]
Stockholders’ equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares issued	0	80,000
Preferred stock, shares outstanding	0	80,000
Preferred stock value	$ 0	$ 8
Series B Preferred Stock [Member]
Stockholders’ equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	80,000	80,000
Preferred stock, shares issued	80,000	0
Preferred stock, shares outstanding	80,000	0
Preferred stock value	$ 8	$ 0
Undesignated Preferred Stock [Member]
Stockholders’ equity
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	19,920,000	19,920,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock value	$ 0	$ 0
Consolidated Entities [Member]
ASSETS
Cash	14,621	66,553
Prepaid expense	1,820	1,750
Receivable from subsidiaries	0	29,487
Investment in subsidiaries	781,661	95,889
Total Assets	798,102	193,679
LIABILITIES
Accounts payable and other accrued liabilities	54,000	241,579
Payable to subsidiaries	312,416	0
Due to related parties	2,271	223,041
Total liabilities	56,271	464,620
Stockholders’ equity
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 and 5,903,481 shares issued and outstanding as of July 31, 2024 and 2023, respectively	1,478	590
Additional paid-in capital	962,416	4,982
Accumulated deficit	(222,071)	(276,521)
Total stockholders’ equity	741,831	(270,941)
Total Liabilities and Stockholders’ Equity	$ 798,102	$ 193,679